GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Apr. 03, 2016
Going Concern Details Narrative
Net loss	$ (10,017)	$ (6,769)
Accumulated deficit	(16,786)	(6,769)
working capital deficits	$ (14,602)	$ (4,585)